Prepaid Expenses and Other Current Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Inventory work in progress	$ 0.3	$ 0.3
Other inventory	$ 1.2	$ 1.2